Fair Value of Financial Instruments - Schedule of Changes in the Fair Value of Level 3 Financial Instruments (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable Convertible Preferred Stock Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	$ (49,293)	$ (162)	$ (115)
Initial recognition of preferred stock warrant liability upon subsequent issuance of warrants		(691)	(53)
Change in the fair value included in other income (expense), net	(8,804)	(48,440)	6
Private placement warrant liability acquired as part of the Merger	0
Issuance of preferred stock upon exercise of warrants	58,097
Fair Value, ending balance	0	(49,293)	(162)
Redeemable Convertible Preferred Stock Tranche Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	0	0	0
Initial recognition of preferred stock warrant liability upon subsequent issuance of warrants		(1,610)
Settlement of redeemable convertible preferred stock tranche liability due to the issuance of Series B redeemable convertible preferred stock, included in other income (expense), net		1,610
Fair Value, ending balance	0	0	0
Private Placement Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	0	0	0
Change in the fair value included in other income (expense), net	11,751
Private placement warrant liability acquired as part of the Merger	(19,377)
Issuance of preferred stock upon exercise of warrants	0
Fair Value, ending balance	(7,626)	0	0
Derivative liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	0	0	0
Change in the fair value included in other income (expense), net		(5,308)
Extinguishment of derivative liability upon conversion of convertible notes		5,308
Fair Value, ending balance	$ 0	$ 0	$ 0